LEASES - Schedule of Future Minimum Lease Payments (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Leases [Abstract]
2027	$ 304,749
2028	83,672
2029	7,451
2030	4,784
2031	1,993
Total lease payments	402,649
Less: imputed interest	(7,143)
Total	$ 395,506	$ 534,187